SCHWAB CAPITAL TRUST

Schwab® Fundamental Global Real Estate Index Fund
Schwab® International Opportunities Fund
Schwab International Index Fund®
Schwab® Fundamental International Large Company Index Fund
Schwab® Fundamental International Small Company Index Fund
Schwab® Fundamental Emerging Markets Large Company Index Fund

SCHWAB STRATEGIC TRUST

Schwab® Fundamental International Large Company Index ETF
Schwab® Fundamental International Small Company Index ETF
Schwab® Fundamental Emerging Markets Large Company Index ETF
Schwab Crypto Thematic ETF
Schwab® International Dividend Equity ETF
Schwab® International Equity ETF
Schwab® International Small-Cap Equity ETF
Schwab® Emerging Markets Equity ETF

(each, a fund)
Supplement dated March 21, 2023 to each fund’s currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Summary Prospectuses, Statutory Prospectuses and SAIs and should be read in conjunction with the
Summary Prospectuses, Statutory Prospectuses and SAIs.
Effective on or about May 5, 2023, Chuck Craig will retire and will no longer serve as senior portfolio manager of each fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG120706-00 (03/23)
00285366